Annual Operating Expenses - FidelityDisciplinedEquityFund-KPRO - FidelityDisciplinedEquityFund-KPRO - Fidelity Disciplined Equity Fund - Fidelity Disciplined Equity Fund - Class K	Dec. 30, 2024
Operating Expenses:
Management fee	0.43%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.44%

[1]	B Adjusted to reflect current fees.
[2]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07% was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.